                          THE PARKSTONE GROUP OF FUNDS
                               INVESTOR A SHARES

GROWTH FUNDS                               INCOME FUNDS
Parkstone Small Capitalization Fund        Parkstone Bond Fund
Parkstone Mid Capitalization Fund          Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund        Parkstone Intermediate Government
Parkstone International Discovery Fund        Obligations Fund
                                           Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS                    MONEY MARKET FUNDS
Parkstone Moderate Foundation Fund         Parkstone Prime Obligations Fund
Parkstone Equity Income Fund               Parkstone U.S. Government
                                              Obligations Fund
TAX-FREE INCOME FUNDS                      Parkstone Treasury Fund
Parkstone Municipal Bond Fund              Parkstone Tax-Free Fund
Parkstone Michigan Municipal Bond Fund

================================================================================

                       Supplement dated December 20, 1996
                      to Prospectus dated October 8, 1996
                        as Supplemented October 16, 1996

1. Investors are advised that the Parkstone Moderate Foundation Fund, formerly known as the Parkstone Balanced Fund, has been renamed the Parkstone Balanced Allocation Fund. All references contained in the Prospectus to this Fund are changed accordingly.


2. On page 10 of the Prospectus, the discussion of the annual fund operating expenses absent voluntary fee reductions for the Large Capitalization Fund is revised as follows:

         The annual percentage of Other Expenses for the Large Capitalization Fund is based on expenses incurred since commencement of operations and expected voluntary reductions. Absent the expected voluntary reduction of administration fees, Other Expenses and Total Expenses would be 1.57% and 2.62%, respectively.

3. On page 64 of the Prospectus, the first paragraph under the heading "Exchange Privilege" is revised as follows:

         The exchange privilege enables shareholders of Investor A Shares to acquire Investor A Shares that are offered by another Fund of the Group with a different investment objective. Except in the case of holders of Investor C Shares wishing to exchange their shares for Investor A Shares of any of the Money Market Funds, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of a Fund's Investor B Shares may not exchange their shares for Investor A Shares, and holders of Investor A Shares may not exchange their shares for Investor B Shares.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                          THE PARKSTONE GROUP OF FUNDS
                               INVESTOR B SHARES


GROWTH FUNDS                              TAX-FREE INCOME FUNDS
Parkstone Small Capitalization Fund       Parkstone Municipal Bond Fund
Parkstone Mid Capitalization Fund         Parkstone Michigan Municipal
Parkstone Large Capitalization Fund          Bond Fund
Parkstone International Discovery Fund
                                          INCOME FUNDS
GROWTH AND INCOME FUNDS                   Parkstone Bond Fund
Parkstone Moderate Foundation Fund        Parkstone Limited Maturity Bond Fund
Parkstone Equity Income Fund              Parkstone Intermediate Government
                                             Obligations Fund
                                          Parkstone U.S. Government Income Fund

================================================================================

                       Supplement dated December 20, 1996
                      to Prospectus dated October 8, 1996
                        as Supplemented October 16, 1996


1. Investors are advised that the Parkstone Moderate Foundation Fund, formerly known as the Parkstone Balanced Fund, has been renamed the Parkstone Balanced Allocation Fund. All references contained in the Prospectus to this Fund are changed accordingly.


2. On page 9 of the Prospectus, in the table under the heading "Annual Fund Operating Expenses," the fees and expenses for the Large Capitalization Fund are revised as follows:
                                                                         Total
                                    Management    12b-1      Other    Operating
                                       Fees        Fees    Expenses    Expenses
                                       ----        ----    --------    --------
    Large Capitalization Fund         0.80%       1.00%     0.33%       2.13%


3. On pages 9-10 of the Prospectus, the discussion of the annual fund operating expenses absent voluntary fee reductions for the Large Capitalization Fund is revised as follows:

         The annual percentage of Other Expenses for the Large Capitalization Fund is based on expenses incurred since commencement of operations and expected voluntary reductions. Absent the expected voluntary reduction of administration fees, Other Expenses and Total Expenses would be 2.27% and 4.07%, respectively.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

4. On page 10 of the Prospectus, in the tables under the heading "Expense Examples," the expenses for the Large Capitalization Fund, rounded to the nearest dollar on a $1,000 investment in Investor B Shares, are revised as follows:

         Assuming (1) 5% annual return and (2) redemption at the end of each time period:

                                                        1 Year     3 Years
                                                        ------     -------

             Large Capitalization Fund                    $62        $97

         Assuming (1) 5% annual return and (2) no redemption at the end of each time period:
                                                        1 Year     3 Years
                                                        ------     -------

             Large Capitalization Fund                    $22        $67

5. On page 37 of the Prospectus, the first sentence under the heading "Other Mutual Funds" is revised as follows:

         Each of the Funds may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund (including shares of the Parkstone Money Market Funds: the Parkstone Prime Obligations Fund, the Parkstone U.S. Government Obligations Fund, the Parkstone Treasury Fund and the Parkstone Tax-Free Fund), provided that no more than 10% of a Fund's total assets may be invested in the securities of mutual funds in the aggregate.

6. On page 51 of the Prospectus, the first paragraph under the heading "Exchange Privilege" is revised as follows:

         The exchange privilege enables shareholders of Investor B Shares to acquire Investor B Shares that are offered by another Fund of the Group with a different investment objective. Except in the case of holders of Investor C Shares wishing to exchange their shares for Investor A Shares of any of the Money Market Funds, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of a Fund's Investor B Shares may not exchange their shares for Investor A Shares, and holders of Investor A Shares may not exchange their shares for Investor B Shares.

7. Also on page 51 of the Prospectus, the last sentence in the first paragraph under the heading "Factors to Consider When Selecting Investor B Shares" is revised as follows:

         The Group will refuse all purchase orders for Investor B Shares of over $250,000.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                          THE PARKSTONE GROUP OF FUNDS
                               INVESTOR C SHARES


GROWTH FUNDS                             INCOME FUNDS
Parkstone Small Capitalization Fund      Parkstone Bond Fund
Parkstone Mid Capitalization Fund        Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund      Parkstone Intermediate Government
Parkstone International Discovery Fund       Obligations Fund
                                         Parkstone U.S. Government Income Fund
GROWTH AND INCOME FUNDS
Parkstone Moderate Foundation Fund
Parkstone Equity Income Fund


================================================================================

                       Supplement dated December 20, 1996
                      to Prospectus dated October 8, 1996
                        as Supplemented October 16, 1996


1. Investors are advised that the Parkstone Moderate Foundation Fund, formerly known as the Parkstone Balanced Fund, has been renamed the Parkstone Balanced Allocation Fund. All references contained in the Prospectus to this Fund are changed accordingly.

2. On page 8 of the Prospectus, in the table under the heading "Annual Fund Operating Expenses," the fees and expenses for the Large Capitalization Fund and the Balanced Allocation Fund are revised as follows:

                                                                         Total
                                       Management   12b-1    Other     Operating
                                          Fees       Fees   Expenses    Expenses
                                          ----       ----   --------    --------
          Large Capitalization Fund       0.80%      1.00%    0.44%       2.24%
          Balanced Allocation Fund        0.75%      1.00%    0.41%       2.16%

3. On page 8 of the Prospectus, the following sentence is inserted after the first sentence in the discussion of the annual fund operating expenses absent voluntary fee reductions:

         Management Fees, Other Expenses and Total Expenses as a percentage of average net assets for the Balanced Allocation Fund, absent the voluntary reduction of administration and advisory fees, would have been 1.00%, 0.41% and 2.41%, respectively.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

4. Also on page 8 of the Prospectus, the discussion of the annual fund operating expenses absent voluntary fee reductions for the Large Capitalization Fund is revised as follows:

         The annual percentage of Other Expenses for the Large Capitalization Fund is based on expenses incurred since commencement of operations and expected voluntary reductions. Absent the expected voluntary reduction of administration fees, Other Expenses and Total Expenses would be 2.05% and 4.25%, respectively.


5. On page 44 of the Prospectus, the first two paragraphs under the heading "Exchange Privilege" are revised as follows:

         The exchange privilege enables shareholders of Investor C Shares to acquire Investor C Shares that are offered by another Fund of the Group with a different investment objective. Holders of Investor C Shares may also exchange their shares for Investor A Shares that are offered by any of the Money Market Funds of the Group. Except in this limited case, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of Investor C Shares may not exchange their shares for Investor B Shares, and holders of Investor B Shares may not exchange their shares for Investor C Shares.

         Holders of Investor C Shares of one of the Group's Funds (including Investor C Shares acquired through reinvestment of dividends and distributions on such shares) may exchange those Investor C Shares without the imposition of a contingent deferred sales charge for Investor C Shares offered by any of the Group's other Funds or Investor A Shares offered by any of the Group's Money Market Funds provided that the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                          THE PARKSTONE GROUP OF FUNDS
                              INSTITUTIONAL SHARES

GROWTH FUNDS                              INCOME FUNDS
Parkstone Small Capitalization Fund       Parkstone Bond Fund
Parkstone Mid Capitalization Fund         Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund       Parkstone Intermediate Government
Parkstone International Discovery Fund       Obligations Fund
                                          Parkstone U.S. Government Income Fund
GROWTH AND INCOME FUNDS
Parkstone Moderate Foundation Fund        MONEY MARKET FUNDS
Parkstone Equity Income Fund              Parkstone Prime Obligations Fund
                                          Parkstone U.S. Government Obligations
TAX-FREE INCOME FUNDS                        Fund
Parkstone Municipal Bond Fund             Parkstone Treasury Fund
Parkstone Michigan Municipal Bond Fund    Parkstone Tax-Free Fund

================================================================================

                       Supplement dated December 20, 1996
                      to Prospectus dated October 8, 1996
                        as Supplemented October 16, 1996


1. Investors are advised that the Parkstone Moderate Foundation Fund, formerly known as the Parkstone Balanced Fund, has been renamed the Parkstone Balanced Allocation Fund. All references contained in the Prospectus to this Fund are changed accordingly.

2. On page 9 of the Prospectus in the table under the heading "Annual Fund Operating Expenses", the fees and expenses for the Large Capitalization Fund are revised as follows:

                                                                         Total
                                       Management   12b-1    Other     Operating
                                          Fees       Fees   Expenses    Expenses
                                          ----       ----   --------    --------
        Large Capitalization Fund        0.80%       0.00%   0.33%       1.13%

3. Also on page 9 of the Prospectus, the discussion of the annual fund operating expenses absent voluntary fee reductions for the Large Capitalization Fund is revised as follows:

         The annual percentage of Other Expenses for the Large Capitalization Fund is based on expenses incurred since commencement of operations and expected voluntary reductions. Absent the expected voluntary reduction of administration fees, Other Expenses and Total Expenses would be 0.35% and 1.15%, respectively.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

4. On page 10 of the Prospectus, in the tables under the heading "Expense Examples," the expenses for the Large Capitalization Fund, rounded to the nearest dollar on a $1,000 investment in Institutional Shares, assuming (1) 5% annual return and (2) redemption at the end of each time period, are revised as follows:
                                               1 Year             3 Years
                                               ------             -------
          Large Capitalization Fund             $12                 $36

5. On page 55 of the Prospectus, the first paragraph under the heading "Exchange Privilege" is revised as follows:

         The exchange privilege enables shareholders of Institutional Shares to acquire Institutional Shares that are offered by another Fund of the Group with a different investment objective. Except in the case of holders of Investor C Shares wishing to exchange their shares for Investor A Shares of any of the Money Market Funds, holders of shares of one class may not exchange their shares for shares of another class. For example, holders of a Fund's Investor B Shares may not exchange their shares for Institutional Shares, and holders of Institutional Shares may not exchange their shares for Investor B Shares.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                          THE PARKSTONE GROUP OF FUNDS
                               INVESTOR A SHARES
                               INVESTOR B SHARES
                               INVESTOR C SHARES
                              INSTITUTIONAL SHARES

GROWTH FUNDS                               INCOME FUNDS
Parkstone Small Capitalization Fund        Parkstone Bond Fund
Parkstone Mid Capitalization Fund          Parkstone Limited Maturity Bond Fund
Parkstone Large Capitalization Fund        Parkstone Intermediate Government
Parkstone International Discovery Fund        Obligations Fund
Parkstone Emerging Markets Fund            Parkstone U.S. Government Income Fund

GROWTH AND INCOME FUNDS                    MONEY MARKET FUNDS
Parkstone Moderate Foundation Fund         Parkstone Prime Obligations Fund
Parkstone Equity Income Fund               Parkstone U.S. Government
                                              Obligations Fund
TAX-FREE INCOME FUNDS                      Parkstone Treasury Fund
Parkstone Municipal Bond Fund              Parkstone Tax-Free Fund
Parkstone Michigan Municipal Bond Fund     Parkstone Municipal Investor Fund

================================================================================

                       Supplement dated December 20, 1996
                      to Statement of Additional Information
              dated October 8, 1996 as Supplemented October 16, 1996


        Investors are advised of revisions to paragraphs 7, 8, and 9 following the heading "Distributor" in the Statement of Additional Information. The paragraphs are revised to read as follows:

                For the fiscal year ended June 30, 1996, BISYS received $2,139,548 pursuant to the Investor A Plan to compensate dealers for their distribution and shareholder service assistance. Of that amount, BISYS received $292,663 for payments to FSI and $291,885 for payments to FABC under the Investor A Plan.

                For the fiscal year ended June 30, 1996, BISYS received $1,931,345 pursuant to the Investor B Plan to compensate dealers for their distribution and shareholder service assistance.

                For the fiscal year ended June 30, 1996, BISYS received $28,213 pursuant to the Investor C Plan to compensate dealers for their distribution and shareholder service assistance. Of that amount, BISYS received $12,927 for payments to FSI under the Investor C Plan.

                   INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                WITH THEIR STATEMENT OF ADDITIONAL INFORMATION
                            FOR FUTURE REFERENCE.